Investment Property (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT PROPERTY.
Summary of Changes in Investment Property

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2022	9,189,377	(1,650,372)	7,539,005
Owner-occupied real property transfers	(1,479,063)	557,282	(921,781)
Depreciation expense (*)	—	(7,701)	(7,701)
Reversals of impairment loss recognized in the statement of income	—	738,739	738,739
Balance as of December 31, 2022	7,710,314	(362,052)	7,348,262
Depreciation expense (*)	—	(7,701)	(7,701)
Balance as of December 31, 2023	7,710,314	(369,753)	7,340,561

(*) See note 31.a)

Schedule of fair value hierarchy of investment properties

	Fair value measured as of December 31, 2023
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	8,903,618
See Note 3.h.
Summary of Income and Expenses from Investment Properties

	2023	2022	2021
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	88,179	131,531	204,483
Direct operating expenses from investment properties that generate rental income	(19,837)	(18,551)	(39,727)
Total	68,342	112,980	164,756